Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, equipment and software, net
Schedule of property, equipment and software, net

	As of December 31,
	2022	2023
	RMB	RMB
Power banks	833,257	705,445
Cabinets	1,159,455	521,996
Software	23,039	28,160
Photovoltaic power stations	—	22,688
Production tools	13,847	15,214
Computer and electronic equipment	13,445	14,370
Leasehold improvements	3,902	4,063
Construction in progress	150,654	19
Others	844	831
Subtotal	2,198,443	1,312,786
Less: Accumulated depreciation	(1,291,203)	(974,462)
Less: Accumulated impairment	(20,780)	(15,518)
Property, equipment and software, net	886,460	322,806

Schedule of leased assets under capital leases

	As of December 31,
	2022	2023
	RMB	RMB
Cabinets	154,822	—
Less: Accumulated depreciation	(111,183)	—
Less: Accumulated impairment	(3,018)	—
	40,621	—